Loans and Allowance for Loan Losses - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Loans	Dec. 31, 2014 USD ($) Loans	Dec. 31, 2013 USD ($)
Financing Receivable, Recorded Investment [Line Items]
Variable rate loans	$ 970,428	$ 863,474
Fixed rate loans	500,686	488,963
Prevailing interest rate loans	6,576	11,744	$ 10,821
Fees paid to director			237
Nonaccrual loans interest lost	$ 291	$ 39
Troubled debt restructuring number of loans | Loans	2	2
Troubled debt restructurings subsequently default within twelve months	$ 1,060	$ 844
Loans in secondary market	153,882	105,078	109,131
Gain on sale of loans in secondary market	4,048	2,780	$ 3,298
Loans sold with recourse	111,521	79,682
Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Potential problem loans	$ 25,200	$ 35,800
Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Amortization term, lower range	15 years
Amortization term, upper range	30 years
Maturity period, lower range	5 years
Maturity period, upper range	15 years